Prospectus Supplement October 21, 2005 to:	229218 10/05

PUTNAM VARIABLE TRUST                                                                  Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entry with respect to Putnam VT International Growth and Income Fund and Putnam VT Mid Cap Value Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of the each fund’s portfolio are replaced with the following:

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
International Value Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Pamela R. Holding	2001	Putnam Management 1995 – Present	Senior Portfolio Manager Previously, Associate Director of Research; Portfolio Manager; Director of European Research
Portfolio Member	Joined Fund	Employer	Positions Over Past Five Years
Darren Jaroch	2005	Putnam Management 1999 – Present	Portfolio Manager Previously, Quantitative Analyst; Research Associate; Business Analyst
PUTNAM VT MID CAP VALUE FUND
Small- and Mid-Cap Value Team
Portfolio Leaders	Joined Fund	Employer	Positions Over Past Five Years
James A. Polk	2004	Putnam Management 1998 – Present	Portfolio Manager Previously, Senior Analyst
Edward T. Shadek, Jr.	2003	Putnam Management 1997 – Present	Deputy Head of Investments; Chief Investment Officer, Small Cap Equities and Small and Mid Cap Value Team

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